UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      UNITED CAPITAL FINANCIAL ADVISERS, INC
           ------------------------------------------------------------

Address:   500 NEWPORT CENTER DRIVE, 2ND FLOOR, NEWPORT BEACH, CA 92660
           -------------------------------------------------------------

Form 13F File Number:
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MICHAEL HERMANS
        -------------------------
Title:  CHIEF COMPLIANCE OFFICER
        -------------------------
Phone:  (949) 999-8500
        -------------------------

Signature, Place, and Date of Signing:

/s/ MICHAEL HERMANS           NEWPORT BEACH, CA           5/11/2009
------------------------      ------------------          ---------
     [Signature]                [City, State]               [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: HOTCHKISS ASSOCIATES, LLC.



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  1
                                         ------------
Form 13F Information Table Entry Total:            84
                                         ------------
Form 13F Information Table Value Total:       101,550
                                         ------------
                                          (thousands)


List of Other Included Managers:  HOTCHKISS ASSOCIATES, INC.

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
ONE, HOTCHKISS ASSOCIATES, INC., 13F FILE NO.28-04052


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                                               FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGER SOLE  SHARED NONE
------------------------- --------------  --------- ------- ------- --- ---- ------- ------- ----- ------ -----
3M CO		          COM             88579Y101   244     4913   SH      DEFINED   1        0     0    4913
A T & T INC               COM             00206R102   622    24672   SH      DEFINED   1        0 12526   12146
ABBOTT LABS	          COM             002824100  5150   107976   SH      DEFINED   1     8250  8550   91176
ADOBE SYS  INC            COM             00724f101   568    26565   SH      DEFINED   1     4300   800   21465
AECOM TECHNOLOGY CORP DE  COM             00766T100   224     8600   SH      DEFINED   1        0  1000    7600
AFFILIATED MANAGERS GRP   COM             008252108  1116    26755   SH      DEFINED   1     4200  6800   15755
AMERICA MOVIL SAB DE CV   SPON ADR L SH   02364W105   263     9700   SH      DEFINED   1        0  4200    5500
AMERICAN INTL GROUP       COM             026874107    13    13124   SH      DEFINED   1        0  3000   10125
AMGEN INC                 COM             031162100   282     5696   SH      DEFINED   1      600  1296    3800
APACHE CORP               COM             037411105   370     5774   SH      DEFINED   1        0  5774       0
APPLE INC                 COM             037833100  8990    85525   SH      DEFINED   1     7100  7425   71000
BP PLC ADR                SPONSORED ADR   055622104   390     9718   SH      SOLE      1        0     0    9718
BRISTOL MYERS SQUIBB CO   COM             110122108   524    23926   SH      SOLE      1     2000     0   21926
CARMAX INC                COM             143130102   515    41400   SH      DEFINED   1        0 18200   23200
CHESAPEAKE ENERGY CORP    COM             165167107   179    10500   SH      SOLE      1        0     0   10500
CHEVRON CORP NEW          COM             166764100   736    10948   SH      DEFINED   1      700   3000   7248
CHICAGO BRIDGE & IRON NV  NY REGISTRY SH  167250109    78    12500   SH      DEFINED   1        0  10000   2500
CISCO SYSTEMS INC         COM             17275R102  4335   258483   SH      DEFINED   1    10200  29350 218933
CLEARWIRE COPR NEW        CL A            18538Q105   238    46150   SH      DEFINED   1        0  17800  28350
CME GROUP                 COM             12572Q105  1841     7473   SH      DEFINED   1      450   1700   5323
CONOCOPHILLIPS            COM             20825C104   415    10591   SH      DEFINED   1     1987   2700   5904
CORNING INC               COM             219350105   841    63410   SH      DEFINED   1     6000  21500  35910
CYBERSOURCE CORP          COM             23251J106  2610   176240   SH      DEFINED   1     7500  45700 123040
DISNEY WALT CO            COM DISNEY      254687106   967    53225   SH      DEFINED   1     4300  13900  35025
EMERSON ELECTRIC CO       COM             291011104   791    27672   SH      DEFINED   1     1000    400  26272
EXXON MOBIL CORP          COM             30231G102  2661    39075   SH      DEFINED   1        0   7250  31825
FIRST SOLAR INC           COM             336433107   793     5975   SH      DEFINED   1      200    310   5465
FPL GROUP INC             COM             302571104   406     8000   SH      DEFINED   1        0   8000      0
GENERAL ELECTRIC CO       COM             369604103  1222   120886   SH      DEFINED   1    10200  34490  76196
GENERAL MILLS INC         COM             370334104   289     5800   SH      DEFINED   1        0   5800      0
GOLDMAN SACHS GROUP INC   COM             38141G104  2460    23200   SH      DEFINED   1     2150   2925  18125
GOOGLE INC                CL A            38259P508  2294     6591   SH      DEFINED   1      450   1365   4776
GRAINGER W W INC          COM             384802104   229     3263   SH      SOLE      1        0      0   3263
HNI CORP                  COM             404251100   175    16800   SH      SOLE      1        0      0  16800
HOME DEPOT INC            COM             437076102   251    10653   SH      SOLE      1        0      0  10653
HURON CONSULTING GROUP    COM             447462102  1260    29700   SH      DEFINED   1     2700  12000  15000
IBM                       COM             459200101  1896    19570   SH      DEFINED   1      400   4600  14570
IHS INC                   CL A            451734107  1744    42345   SH      DEFINED   1     1800   7650  32895
ILLINOIS TOOL WKS INC     COM             452308109  2966    96144   SH      DEFINED   1     6800  14000  75344
INTEL CORP                COM             458140100  2963   197167   SH      DEFINED   1    14800  24400 157967
INTUITIVE SURGICAL INC    COM NEW         46120E602   478     5014   SH      DEFINED   1        0    950   4064
IRON MOUNTAIN INC.        COM             462846106  1829    82515   SH      DEFINED   1     1800   6500  74215
ISHARES TR                MSCI EAFE IDX   464287465  1224    32552   SH      DEFINED   1        0  18000  14552
ISHARES TR                RUSSELL 1000    464287622   211     4868   SH      SOLE      1        0      0   4868
ISHARES TR                RUSSELL 2000    464287655  1436    34152   SH      DEFINED   1        0  30700   3452
ISHARES TR                RUSSELL MCPVL   464287473   304    12675   SH      SOLE      1        0      0  12675
ISHARES TR                MSCI EMRG MKT   464287234   518    20875   SH      DEFINED   1     1200  16225   3450
ITT CORP NEW              COM             450911102  1071    27848   SH      DEFINED   1     5700    300  21848
J P MORGAN CHASE & CO     COM             46625H100   796    29934   SH      DEFINED   1     1760  15929  12245
JOHNSON & JOHNSON         COM             478160104  1714    32584   SH      DEFINED   1      600   7800  24184
JUNIPER NETWORKS INC      COM             48203R104   256    17000   SH      DEFINED   1        0  12600   4400
KINDER MORGAN MGMT LLC    SHS             49455U100   564    13828   SH      DEFINED   1     1107   5122   7599
KOHLS CORP                COM             500255104   219     5180   SH      SOLE      1        0      0   5180
MEDTRONIC INC             COM             585055106  1354    45959   SH      DEFINED   1     6600   2000  37359
MICROSOFT CORP            COM             594918104   970    52800   SH      DEFINED   1        0    800  52000
NETSUITE INC              COM             64118Q107   367    32625   SH      DEFINED   1        0  12000  20625
NOBLE CORPORATION         SHS             G65422100  1743    72360   SH      DEFINED   1     8300  14000  50060
NORTHERN TRUST CORP       COM             665859104  2384    39850   SH      DEFINED   1        0   3200  36650
ORACLE CORP               COM             68389X105  1504    83220   SH      DEFINED   1     7500  16400  59320
PAYCHEX INC               COM             704326107   418    16296   SH      DEFINED   1     2500   6500   7296
PEPSICO INC               COM             713448108  3089    60003   SH      DEFINED   1     6775  16235  36993
PFIZER INC                COM             717081103   184    13500   SH      DEFINED   1        0   1000  12500
PHILIP MORRIS INTL INC    COM             718172109   352    9900    SH      DEFINED   1        0   2800   7100
PRICE T ROWE GROUP INC    COM             74144T108   790    27368   SH      DEFINED   1     1800    700  24868
PRIVATEBANCORP INC        COM             742962103   152    10500   SH      DEFINED   1        0   8000   2500
PROCTER & GAMBLE CO.      COM             742718109  1864    39581   SH      DEFINED   1     3200  15470  20911
PROLOGIS                  SH BEN INT      743410102   248    38089   SH      DEFINED   1        0  25000  13089
QUALCOMM INC              COM             747525103  5027   129201   SH      DEFINED   1     9650  22300  97251
SCHLUMBERGER LTD          COM             806857108   607    14951   SH      DEFINED   1     5100   4375   5476
SOTHEBYS                  COM             835898107   135    15000   SH      SOLE      1        0      0  15000
STARBUCKS CORP            COM             855244109  1025    92300   SH      DEFINED   1     12600 14500  65200
STERICYCLE INC            COM             858912108  5115   107157   SH      DEFINED   1     5400  13875  87882
SUNPOWER CORP             COM CL A        867652109   340    14310   SH      DEFINED   1      400   5400   8510
TARGET CORP               COM             87612E106   452    13139   SH      DEFINED   1     1300    700  11139
TEVA PHARMACEUTICL IND    ADR             881624209  2870    63698   SH      DEFINED   1     6450   8475  48773
TIME WARNER INC           COM             887317105   262    13583   SH      SOLE      1        0      0  13583
UNITED PARCEL SVC INC     CL B            911312106   328     6668   SH      SOLE      1      800      0   5868
US BANCORP DEL            COM NEW         902973304   595    40745   SH      DEFINED   1     4000  10400  26345
VANGUARD INTL EQUITY IDX  EMR MKT ETF     922042858   842    35750   SH      SOLE      1        0      0  35750
VERIZON COMMUNICATIONS    COM             92343V104   686    22726   SH      DEFINED   1     1815   6000  14911
VODAFONE GROUP PLC NEW    SPONS ADR NEW   92857W209   338    19427   SH      DEFINED   1     4767   1498  13162
WALGREEN COMPANY          COM             931422109  2355    90719   SH      DEFINED   1     5500  15500  69719
WELLS FARGO & CO NEW      COM             949746101   497    34924   SH      DEFINED   1     2000  11000  21924
WINTRUST FINANCIAL CORP   COM             97650W108   126    10216   SH      SOLE      1        0      0  10216
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